Commitment and Contingencies (Tables)	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Minimum Patent Royalties Payable
Minimum royalties for the MNC’s fiscal years thereafter are summarized in the following table:

Years Ending December 31,	Amount
2024	$775
2025	700
2026	825
2027	825
2028	825
Thereafter	9,900
Total	$13,850
The Company's minimum patent royalties included in Patent installment payables on the condensed consolidated balance sheets are due as follows:

Years Ending December 31,	Amount
2024	$525
2025	$700
2026	$825
2027	$825
2028	$825
Thereafter	$9,900
Total	$13,600